Acquisition of MD Insider (MDI)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Acquisition of MD Insider
Acquisition of MD Insider (MDI)

(4)   Acquisition of MD Insider

On July 31, 2019, the Company acquired the outstanding equity interests of MDI. Based in California, MDI is a provider of machine learning-enabled physician performance transparency.  The aggregate purchase price consideration of $6,488 was paid primarily through the issuance of up to 462,691 shares of the Company’s common stock, of which 386,339 and 289,320 were issued as of November 30, 2020 and February 29, 2020, respectively, with the remaining shares issuable subject to certain working capital and indemnity adjustments (if applicable). Shareholders were eligible to receive 100,607 additional shares of the Company’s common stock upon the completion of a platform solution, as defined in the purchase agreement (MDI Earnout). The deadline to complete the cost transparency platform solution in order to qualify for the MDI Earnout was initially March 1, 2020, and was subsequently extended to July 1, 2020, by which time it had been earned. During August 2020, the Company issued 96,487 shares of common stock in connection with the MDI Earnout (which shares are included in the 386,339 shares issued as of November 30, 2020), with the remaining 4,120 shares of common stock expected to be issued during the remainder of fiscal 2021.  The MDI Earnout was accounted for as an equity classified instrument and was not subject to remeasurement in subsequent periods.

(3) Acquisition of MD Insider (MDI)

On July 31, 2019, the Company acquired the outstanding equity interests of MDI. Based in California, MDI is a provider of machine learning-enabled physician performance transparency. The following table summarizes the purchase consideration paid to MDI:

Consideration Paid
Cash consideration	$324
Fair value of equity issued	5,114
Fair value of contingent consideration	1,050
Total consideration paid	$6,488

The aggregate purchase price consideration of $6,488 was paid primarily through the issuance of up to 462,691 shares of the Company’s common stock, of which 289,320 were issued as of February 29, 2020, with the remaining shares issuable subject to certain working capital and indemnity adjustments (if applicable). Shareholders are eligible to receive 100,607 additional shares of the Company’s common stock upon the completion of a platform solution, as defined in the purchase agreement (MDI Earnout). The deadline to complete the cost transparency platform solution in order to qualify for the MDI Earnout was initially March 1, 2020, and was subsequently extended to July 1, 2020. The estimated fair value of the Company’s common stock and MDI Earnout was $5,114 and $1,050, respectively. The MDI Earnout is accounted for as an equity classified instrument and is not subject to remeasurement in subsequent periods.

The Company incurred a total of $567 in acquisition related costs that were expensed immediately and recorded in the Company’s consolidated statement of operations for the fiscal year ended February 29, 2020. The acquisition was not significant to the Company’s consolidated financial statements; therefore, pro forma results of the operations related to this business acquisition for the fiscal year ended February 29, 2020, have not been presented. The results of MDI’s operations since July 31, 2019 have been included in the Company’s consolidated financial statements. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets acquired:
Cash and cash equivalents	$118
Accounts receivable	98
Prepaid expenses	5
Goodwill	4,013
Intangible assets	2,900
Other assets	17
Total assets acquired	$7,151
Liabilities assumed:
Accounts payable	$321
Accrued expenses and other current liabilities	342
Total liabilities assumed	$663
Net assets acquired	$6,488

The purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The identifiable intangible asset principally relates to technology and is subject to amortization on a straight-line basis over two years. During the fiscal year ended February 29, 2020, the Company recorded amortization expense of $846.

The intangible asset was valued using the estimated replacement cost method. This method requires several judgments and assumptions to determine the fair value of the intangible asset, including expected profits and opportunity costs. Goodwill related to the acquisition is attributable to the workforce of MDI as well as the expected future growth into new and existing markets and is not deductible for income tax purposes.